Related party disclosures (Tables)	12 Months Ended
Sep. 30, 2022
Related party disclosures
Schedule of remuneration of KMP

Total remuneration[1] of the KMP was:

		Post	Other long-
	Short-term	employment	term	Termination	Share-based
$	benefits	benefits	benefits	benefits	payments	Total
Consolidated
2022	24,200,581	653,948	124,524	2,243,696	12,115,309	39,338,058
2021	28,469,165	738,907	(29,003)	3,101,006	10,845,158	43,125,233
Parent Entity
2022	23,079,280	545,877	124,524	2,243,696	11,891,992	37,885,369
2021	27,108,174	607,503	(29,003)	2,421,267	9,631,777	39,739,718

1.	Comparative amounts have been revised to include one KMP’s amortisation of 2021 STVR awards ($12,574), which relate to a service period prior to commencement of the KMP period. This is reflected under share-based payments. Superannuation for 2021 has increased by $8,207 to include superannuation relating to the 2021 cash STVR. This is reflected under post employment benefits.

Schedule of loans provided and interest charged to KMP and their related parties

	Interest		Number of
	payable for	Closing loan	KMP with
$	the year	balance	loans
2022	546,866	21,219,759	10
2021	403,893	28,920,829	12

Schedule of options and share rights held by key management personnel, including their related parties

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance share rights and unhurdled share rights held at 30 September 2022 by the CEO and other key management personnel (including their related parties):

		Number of
	Latest Date of Exercise	Share Rights
Managing Director and Chief Executive Officer
Peter King	Ranges from 1 October 2033 to 1 October 2036	507,969
Group Executives[1]
Scott Collary	Ranges from 1 October 2035 to 1 October 2036	208,814
Chris De Bruin	Ranges from 1 October 2035 to 1 October 2036	194,756
Carolyn McCann	Ranges from 1 October 2033 to 1 October 2036	213,994
Catherine McGrath	1 October 2036	56,266
Anthony Miller	Ranges from 1 October 2035 to 1 October 2036	204,772
Christine Parker	Ranges from 1 October 2033 to 1 October 2036	278,248
Michael Rowland	Ranges from 1 October 2035 to 1 October 2036	167,623
Jason Yetton	Ranges from 2 April 2035 to 1 October 2036	264,481
Ryan Zanin	1 October 2036	40,934
Former Group Executive
Simon Power	Ranges from 1 October 2033 to 1 October 2036	38,072
David Stephen	Ranges from 1 October 2033 to 1 October 2036	426,734
Les Vance	Ranges from 2 April 2035 to 1 October 2036	151,557

1.	References to Group Executives are only to those who are KMP.